SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details) - RUB (₽) ₽ in Millions	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Standards, interpretations and amendments in issue but not yet effective
Lease liability		₽ 11,857	₽ 11,046
Non-current assets		₽ 405,038	₽ 453,476
Forecast | IFRS 9
Standards, interpretations and amendments in issue but not yet effective
Gain in relation of the modified liabilities	₽ 3,000
Forecast | IFRS 15
Standards, interpretations and amendments in issue but not yet effective
Additional asset stemming from the capitalization of contract costs	5,900
Forecast | Minimum | IFRS 16
Standards, interpretations and amendments in issue but not yet effective
Lease liability	134,000
Non-current assets	₽ 134,000